Supplemental Balance Sheet Information - Depreciation Expense (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021	Nov. 01, 2020	Oct. 31, 2021	Nov. 01, 2020	Jan. 31, 2021	Feb. 02, 2020	Feb. 03, 2019
Depreciation expense related to property and equipment, including capitalized software
Depreciation expense	$ 5.5	$ 5.8	$ 16.8	$ 17.4	$ 23.3	$ 22.2	$ 18.6